Equity (Dividend Restrictions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Statutory Accounting Practices [Line Items]
Payments of Dividends	$ 0	$ 556	$ 699
Brighthouse Reinsurance Company of Delaware [Member]
Statutory Accounting Practices [Line Items]
Payments of Dividends	535
Brighthouse Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Payments of Dividends	0	261
Brighthouse Life Insurance Company [Member] | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval				$ 84
New England Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Payments of Dividends	$ 106	$ 295
New England Life Insurance Company [Member] | Scenario, Forecast
Statutory Accounting Practices [Line Items]
Permitted w/o Approval				$ 65